Premiums Receivable	12 Months Ended
Dec. 31, 2022
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Premiums Receivable
12	PREMIUMS RECEIVABLE
As at 31 December 2022, the carrying value of premiums receivable within one year was RMB19,079 million (as at 31 December 2021: RMB19,935 million).